Deferred income tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Balances at	$ (144,393)	$ (145,777)
Balances at	(148,301)	(144,393)	$ (145,777)
Provisions and allowances
Deferred tax assets
Balances at	9,000	8,599	9,787
Acquisitions of subsidiary (Note 26)			0
Disposals of subsidiaries		(35)	(668)
Increase of deferred tax assets for the year	1,014	909	673
Translation differences	(3,411)	(473)	(1,193)
Balances at	6,603	9,000	8,599
Tax loss carry forwards
Deferred tax assets
Balances at	169,177	110,621	40,838
Acquisitions of subsidiary (Note 26)			96,907
Disposals of subsidiaries		(1,135)	(15,237)
Increase of deferred tax assets for the year	43,435	38,205	(8,883)
Translation differences	(4,234)	21,486	(3,004)
Balances at	208,378	169,177	110,621
Other
Deferred tax assets
Balances at	5,709	5,801	10,938
Acquisitions of subsidiary (Note 26)			450
Disposals of subsidiaries		0	(3,908)
Increase of deferred tax assets for the year	1,031	215	(399)
Translation differences	(722)	(307)	(1,280)
Balances at	6,018	5,709	5,801
Deferred tax assets
Deferred tax assets
Balances at	183,886	125,021	61,563
Acquisitions of subsidiary (Note 26)			97,357
Disposals of subsidiaries		(1,170)	(19,813)
Increase of deferred tax assets for the year	45,480	39,329	(8,609)
Translation differences	(8,367)	20,706	(5,477)
Balances at	$ 220,999	$ 183,886	$ 125,021